UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           September 30, 2012

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL           November 8, 2012
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          21
Form 13F Information Table Value Total:    $ 226891
                                          (Thousands)
List of Other Included Managers:
NONE

                                                 FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED  NONE
----------------------------- ---------------- --------- --------- --------- --- ---- ------- ------------ --------- ------ ------
ALTRIA GROUP, INC. CMN		Equity		  02209S103  11157  334131   SH		Sole		     334131
APACHE CORP. CMN		Equity		  037411105  13794  159528   SH		Sole		     159528
BEAM INC CMN			Equity		  073730103  5993   104159   SH		Sole		     104159
BEST BUY CO INC CMN SERIES	Equity		  086516101  8969   521443   SH		Sole		     521443
CLOROX CO (THE) (DELAWARE) CMN	Equity		  189054109  10910  151419   SH		Sole		     151419
DEVON ENERGY CORPORATION	Equity		  25179M103  15139  250235   SH		Sole		     250235
INTEL CORPORATION CMN		Equity		  458140100  8989   396768   SH		Sole		     396768
JOHNSON & JOHNSON CMN		Equity		  478160104  7836   113716   SH		Sole		     113716
KRAFT FOODS INC. CMN CLASS A	Equity		  50075N104  7144   172771   SH		Sole		     172771
MASCO CORPORATION CMN		Equity		  574599106  2292   152290   SH		Sole		     152290
MATTEL, INC. CMN		Equity		  577081102  12332  347665   SH		Sole		     347665
MEDTRONIC INC CMN		Equity		  585055106  12591  291998   SH		Sole		     291998
MERCK & CO., INC. CMN		Equity		  58933Y105  12245  271530   SH		Sole		     271530
MICROSOFT CORPORATION CMN	Equity		  594918104  10314  346563   SH		Sole		     346563
NORFOLK SOUTHERN CORPORATION 	Equity		  655844108  8404   132072   SH		Sole     	     132072
PEPSICO INC CMN			Equity		  713448108  18318  258845   SH		Sole		     258845
PFIZER INC. CMN			Equity		  717081103  13461  541688   SH		Sole		     541688
PHILIP MORRIS INTL INC CMN	Equity		  718172109  13081  145437   SH		Sole		     145437
TARGET CORPORATION CMN		Equity		  87612E106  9905   156062   SH		Sole		     156062
WAL MART STORES INC CMN		Equity		  931142103  11984  162382   SH		Sole		     162382
WALGREEN CO. CMN		Equity		  931422109  12034  330252   SH		Sole		     330252